UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number: 811-08413


EVERGREEN EQUITY TRUST

_______________________________________________________________________

(Exact name of registrant as specified in charter)


200 Berkeley Street

Boston, Massachusetts 02116-5034

_______________________________________________________________________

(Address of principal executive offices)


The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

_______________________________________________________________________

(Name and address of agent for service)



Registrant's telephone number, including area code: (617) 210-3200


Dates of fiscal year ends: 3/31, 7/31, 9/30, 10/31, 12/31

Date of reporting period: 7/1/2010 - 7/16/2010


ITEM 1. PROXY VOTING RECORD


The following are series of Evergreen Equity Trust (the "Registrant"):


Evergreen Balanced Funds (FYE 3/31)

	Evergreen Diversified Capital Builder Fund


Evergreen Balanced Funds (FYE 12/31)

	Evergreen Asset Allocation Fund


Evergreen Domestic Value Equity Funds (FYE 7/31)

	Evergreen Disciplined Value Fund

	Evergreen Equity Income Fund

       	Evergreen Fundamental Mid Cap Value Fund

       	Evergreen Intrinsic Value Fund

       	Evergreen Small Cap Value Fund

       	Evergreen Special Values Fund


Evergreen Blend Equity Funds (FYE 7/31)

       	Evergreen Enhanced S&P 500(R) Fund

       	Evergreen Fundamental Large Cap Fund

       	Evergreen Golden Core Opportunities Fund

       	Evergreen Golden Large Cap Core Fund


Evergreen Domestic Growth Equity Funds (FYE 9/30)

       	Evergreen Growth Fund

       	Evergreen Large Company Growth Fund

       	Evergreen Mid Cap Growth Fund

       	Evergreen Omega Fund

       	Evergreen Small-Mid Growth Fund


Evergreen Sector Funds (FYE 10/31)

       	Evergreen Health Care Fund

       	Evergreen Utility and Telecommunications Fund


The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period (date of merger indicated below):

	Evergreen Diversified Capital Builder Fund
	(Merged on 7/12/2010)


The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

       	Evergreen Asset Allocation Fund
	Evergreen Disciplined Value Fund
	Evergreen Enhanced S&P 500(R) Fund
	Evergreen Equity Income Fund
	Evergreen Fundamental Large Cap Fund
	Evergreen Fundamental Mid Cap Value Fund
	Evergreen Golden Core Opportunities Fund
	Evergreen Golden Large Cap Core Fund
	Evergreen Growth Fund
	Evergreen Health Care Fund
	Evergreen Intrinsic Value Fund
	Evergreen Large Company Growth Fund
	Evergreen Mid Cap Growth Fund
	Evergreen Omega Fund
	Evergreen Small-Mid Growth Fund
	Evergreen Small Cap Value Fund
	Evergreen Special Values Fund
	Evergreen Utilities and Telecommunications Fund


The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08413
Reporting Period: 07/01/2010 - 07/16/2010
Evergreen Equity Trust



================== EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ==================


GLOBAL CROSSING LIMITED

Ticker:       GLBC           Security ID:  G3921A175
Meeting Date: JUL 8, 2010    Meeting Type: Annual
Record Date:  MAY 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charles Macaluso         For       Withhold     Management
1.2   Elect Director Michael Rescoe           For       Withhold     Management
2     Amend Omnibus Stock Plan                For       Against      Management
3     Approve Executive Incentive Bonus Plan  For       Against      Management
4     Approve Ernst & Young as Auditors and   For       For          Management
      Authorize Board to Fix Their
      Remuneration Auditors




========== END NPX REPORT





SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN EQUITY TRUST
                                By:   /s/ Jeremy DePalma
                                   ---------------------------------------
                                    Jeremy DePalma
                                    Treasurer

Date:  April 12, 2011
     --------------------------